Personnel expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Line Items]
Employee benefits expense	$ 2,058	$ 2,122	$ 2,061
Discontinued operations [member]
Employee Benefits [Line Items]
Employee benefits expense	$ 0	$ 0	$ 68